Intangible Assets - Summary of Intangible Assets (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning Balance	₽ 317
Intangible assets, Ending Balance	1,171	₽ 317
Intangible assets with indefinite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life , Ending Balance	233
Intangible assets with definite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning Balance	317
Intangible assets, Ending Balance	938	317
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning Balance	546	414
Additions	1,056	289
Disposals	(145)	(157)
Translation difference	1
Intangible assets, Ending Balance	1,458	546
Cost | Intangible assets with indefinite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Additions	233
Intangible assets with indefinite useful life , Ending Balance	233
Cost | Intangible assets with definite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning Balance	546	414
Additions	823	289
Disposals	(145)	(157)
Translation difference	1
Intangible assets, Ending Balance	1,225	546
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning Balance	(229)	(285)
Charge for the year	(194)	(101)
Disposals	136	157
Intangible assets, Ending Balance	(287)	(229)
Accumulated depreciation | Intangible assets with definite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning Balance	(229)	(285)
Charge for the year	(194)	(101)
Disposals	136	157
Intangible assets, Ending Balance	₽ (287)	₽ (229)